Income Tax - Schedule of Income Tax Expense (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Tax effect amounts which are not deductible/(taxable) in calculating taxable income	27.50%	27.50%	27.50%